Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,902,000
Previously Paid Amount	0.00
Total Fee Amount	871.14
Total Offset Amount	0.00
Net Fee	871.14
Narrative - Max Aggregate Offering Price	$ 5,902,000
Final Prospectus	true